S000012079 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	213 Months Ended	277 Months Ended	334 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%		13.59%	14.59%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%		11.33%	10.53%
C000122670 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.90%		12.12%	12.41%
Performance Inception Date					Nov. 08, 2012
C000122671 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.92%		12.18%	12.46%
Performance Inception Date					Nov. 08, 2012
C000255599 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.80%		12.06%	12.32%
Performance Inception Date		Oct. 02, 2024
C000032900 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.91%		10.47%	11.38%
Performance Inception Date							Nov. 25, 2002
C000032900 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.62%		9.34%	10.30%
Performance Inception Date							Nov. 25, 2002
C000032900 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.17%		8.15%	9.15%
Performance Inception Date							Nov. 25, 2002
C000032902 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.66%		10.94%	11.20%
Performance Inception Date							Nov. 25, 2002
C000032905 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.85%		12.06%	12.33%
Performance Inception Date								Mar. 04, 1998
C000061836 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.24%		11.51%	11.77%
Performance Inception Date						Mar. 28, 2008